Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Option [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
Schedule of Stock Option Activity [Line Items]
Number of Options, Outstanding Balance | shares	1,428,006
Weighted Average Exercise Price, Outstanding Balance | $ / shares	$ 4.4
Number of Options, Granted | shares	104,923	1,428,006
Weighted Average Exercise Price, Granted | $ / shares	$ 4.69	$ 4.4
Number of Options, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Options, Expired | shares
Weighted Average Exercise Price, Expired | $ / shares
Number of Options, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares		$ 4.4
Number of Options, Outstanding Balance | shares	1,532,929	1,428,006
Weighted Average Exercise Price, Outstanding Balance | $ / shares	$ 4.42	$ 4.4
Weighted average remaining life in years, ending balance	9 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding Balance | $	$ 889,758	$ 856,804
Number of Options, Exercisable as of ending | shares	464,480	226,329
Weighted Average Exercise Price, Exercisable as of ending | $ / shares	$ 4.46	$ 4.4
Weighted Average Remaining Life In Years, Exercisable as of ending	9 years 3 months 18 days	9 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable as of ending | $	$ 248,688	$ 135,798
Weighted Average Remaining Life In Years, Exercisable as of ending		9 years 8 months 12 days